INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLES AND OTHER ASSETS
Schedule of Finite-Lived Intangible Assets
The following amounts related to PPAs are included in Intangible and other assets:

	2015			2014
at December 31	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
(millions of Canadian $)

Sheerness (expires 2020)	585	390	195	585	351	234
Sundance A (expires 2017)	225	200	25	225	187	38
	810	590	220	810	538	272

Schedule of Other Assets

at December 31	2015	2014
(millions of Canadian $)

Capital projects in development	1,814	1,286
PPAs	220	272
Fair value of derivative contracts (Note 23)	168	93
Loans and advances[1]	159	167
Employee post-retirement benefits (Note 22)	18	14
Deferred income tax assets and charges (Note 15)	15	185
Other	797	629
	3,191	2,646

[1]
TransCanada held a note receivable from the seller of Ravenswood of $213 million (US$154 million) and $213 million (US$184 million) as at December 31, 2015 and at December 31, 2014, which bears interest at 6.75 per cent and matures in 2040. The current portion included in Other current assets was $55 million (US$40 million) at December 31, 2015 and $46 million (US$40 million) at December 31, 2014.